Personnel - Summary of Cost And Development Projects Which Are Capitalized As A Personal Cost (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Total Cost of Employees as a Personal Cost [Line Items]
Total staff cost before any capitalization	€ 109,969	€ 43,685	€ 19,210
UNITED KINGDOM
Disclosure of Total Cost of Employees as a Personal Cost [Line Items]
Total staff cost before any capitalization	65,178	27,601	12,562
RUSSIAN FEDERATION
Disclosure of Total Cost of Employees as a Personal Cost [Line Items]
Total staff cost before any capitalization	31,255	11,265	6,586
UNITED STATES
Disclosure of Total Cost of Employees as a Personal Cost [Line Items]
Total staff cost before any capitalization	4,987	2,597	0
GERMANY
Disclosure of Total Cost of Employees as a Personal Cost [Line Items]
Total staff cost before any capitalization	4,589	2,165	62
ISRAEL
Disclosure of Total Cost of Employees as a Personal Cost [Line Items]
Total staff cost before any capitalization	1,793	57	0
Other Countries [Member]
Disclosure of Total Cost of Employees as a Personal Cost [Line Items]
Total staff cost before any capitalization	€ 2,167	€ 0	€ 0